Related Party Transactions (Detail Textuals) (Officers and Directors, USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Officers and Directors
Related Party Transaction [Line Items]
Due to officers and directors	$ 5,250	$ 7,499	$ 2,000